Summary of Significant Accounting Policies - Schedule of Property and Equipment Useful Lives (Details)	6 Months Ended
Mar. 31, 2021
Computer Equipment and Software [Member]
Useful lives property and equipment	5 years
Business Equipment and Fixtures [Member]
Useful lives property and equipment	7 years
Property and Buildings [Member]
Useful lives property and equipment	39 years